CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES
The Company adopted IFRS 9 Financial Instruments (2014) effective January 1, 2017 in advance of the mandatory effective date of January 1, 2018. The new standard addresses the classification and measurement of financial assets and financial liabilities, impairment and hedge accounting.
IFRS 9 introduces new requirements for the measurement and classification of financial assets, replacing the previous multiple classification and measurement models. IFRS 9 requires the classification of financial assets in three main categories: fair value through profit or loss, fair value through other comprehensive income, and amortized cost. All of the Company’s financial assets have been reclassified from loans and receivables at amortized cost to financial assets at amortized cost. There was no change in the carrying value of the Company’s financial assets.